Equity-Based Compensation - Summary of Equity-Based Compensation Expense related to Non-Vested RSUs (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Service Based Restricted Stock Units [Member]
Equity-Based Compensation
Unrecognized compensation cost	$ 1,106
Weighted average period	1 year 3 months 18 days
Performance Based Restricted Stock Units [Member]
Equity-Based Compensation
Unrecognized compensation cost	875
Weighted average period	1 year 4 months 24 days
Market Based Restricted Stock Units [Member]
Equity-Based Compensation
Unrecognized compensation cost	634
Weighted average period	1 year 3 months 18 days
RSUs [Member]
Equity-Based Compensation
Unrecognized compensation cost	$ 2,615